Basis of Presentation - Revision of Previously Issued Financial Statements - Statements of Income (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF INCOME
Income taxes (Note 23)	$ (4,358)	$ (4,485)	$ (1,964)
Net Income	51,929	34,841	16,139
Net income attributed to AMPNI shareholders	$ 51,871	$ 34,841	$ 16,090
Basic earnings per common share	$ 1.11	$ 0.71	$ 0.34
Diluted earnings per common share	$ 1.11	$ 0.71	$ 0.34
As previously presented
CONSOLIDATED STATEMENTS OF INCOME
Income taxes (Note 23)		$ (3,446)	$ (464)
Net Income		35,880	17,639
Net income attributed to AMPNI shareholders		$ 35,880	$ 17,590
Basic earnings per common share		$ 0.73	$ 0.37
Diluted earnings per common share		$ 0.73	$ 0.37
Adjustment
CONSOLIDATED STATEMENTS OF INCOME
Income taxes (Note 23)		$ (1,039)	$ (1,500)
Net Income		(1,039)	(1,500)
Net income attributed to AMPNI shareholders		$ (1,039)	$ (1,500)
Basic earnings per common share		$ (0.02)	$ (0.03)
Diluted earnings per common share		$ (0.02)	$ (0.03)